Warrant Liability	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Warrant Liability [Abstract]
WARRANT LIABILITY
6.	WARRANT LIABILITY

The balance of the warrant liability is as follows:

	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Exercise of warrants	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value		127,435	247,006	534,520	908,961
Balance March 31, 2023	$-	$628,765	$-	$-	$628,765

January 19, 2023 warrants

On January 19, 2023, the Company entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 18,042,857 of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $0.23 to $0.20 per share and issue new unregistered warrants to purchase up to an aggregate of 18,042,857 common shares with an exercise price of $0.20 per share. The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses.

The new warrants are exercisable immediately upon issuance at an exercise price of $0.20 per share and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 2,989,130 of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $0.23 per common share to an exercise price of $0.20 per common share.

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 21,031,987 outstanding $0.20 warrants become immediately a cashless exercise and their underlying shares become immediately tradeable. Subsequent to the quarter ended March 31, 2023, 21,031,987 warrants were exercised cashless in exchange for 21,031,987 common shares of the Company. All of the warrants that became cashless exercise were transferred to equity at March 30, 2023, as they no longer met the definition of a liability.

The fair value of the warrants issued at January 19, 2023 was $2,875,580 and was determined using the stock price at the date of issue, with a 15% discount for lack of marketability. This method was used as the warrants contained an alternative cashless exercise feature.

The fair value of the warrants on March 30, 2023 was $3,410,100 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

November 3, 2021 warrants

The warrants allowed for the purchase of 1,892,857 common shares of the Company at an exercise price of US 4.00 per common share and expired 5 years from the issue date of the related promissory note. Under the terms of the warrants, the exercise price of the warrant was adjusted to $2.30 when an offering was closed on January 3, 2022 that issued shares at a price lower than the exercise price. On January 19, 2023 the warrant holders entered into the agreement noted above to exercise the warrants, and receive new warrants in exchange.

At December 31, 2022 the fair value of the warrants was $197,733 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $0.23 dividend yield 0%, term 3.84 years, volatility 110% and risk-free rate 4.08%.

At January 19, 2023 prior to exercise, the fair value of the warrants was $NIL and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.19, strike rate $0.20 dividend yield 0%, term 0 years, volatility 130% and risk-free rate 3.62%.

January 11, 2022 warrants

The Company assessed that the 8,519,999 warrants, and 1,480,000 pre-funded warrants issued in the January 2022 equity offering did not meet the “fixed for fixed” test and are therefore recorded as liabilities at fair value through profit and loss, and revalued at the end of each period.

At December 31, 2022 the fair value of the warrants was $501,330 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $2.30, dividend yield 0%, term 4.03 years, volatility 110% and risk-free rate 4.08%.

At March 31, 2023 the fair value of the warrants was $628,765 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.19, strike rate $2.30, dividend yield 0%, term 3.79 years, volatility 125% and risk-free rate 3.69%.

October 12, 2022 warrants

The Company assessed that the 17,400,000 warrants and 1,590,000 pre-funded warrants issued as part of the October 2022 equity offering did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. On January 19, 2023 the warrant holders entered into the agreement noted above to exercise 16,150,000 of the 17,400,000 warrants, and receive new warrants in exchange. The remaining 1,250,000 warrants that were outstanding at January 19, 2023 were converted to cashless exercise warrants on March 30, 2023 as described above.

The fair value of the warrants as at December 31, 2022 was $1,850,758 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.98%.

The fair value of the 1,250,000 unexercised warrants on January 19, 2023 was $132,957 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.19; exercise price $0.20; term 4.73 years; expected volatility: 115%; dividend yield 0%; risk free rate: 3.49%.

The fair value of the 16,150,000 exercised warrants immediately prior to exercise on January 19, 2023 was $NIL and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.19; exercise price $0.20; term 0 years; expected volatility: 115%; dividend yield 0%; risk free rate: 3.49%.

The fair value of the 2,989,130 (1,739,130 waiver warrants plus 1,250,000 unexercised warrants) outstanding warrants on March 30, 2023 prior to the transfer to equity was $564,946 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

In connection with the October 2022 equity offering, the Company issued 1,739,130 waiver warrants exercisable at $0.23 per share which expire, if unexercised, on October 12, 2027, to entice the holder of the convertible promissory note to waive their right to block the equity offering. The waiver warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss and revalued at the end of each period. On March 30, 2023, the waiver warrants were modified to cashless exercise as described above, and therefore met the “fixed for fixed” test and were reclassified to equity.

The fair value of the waiver warrants as at December 31, 2022 was $184,983 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.10%.

The fair value of the waiver warrants as at March 30, 2023 prior to transfer to equity was $328,696 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

4.	WARRANT LIABILITY

The balance of the warrant liability is as follows:

	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Change in fair value of warrants exercised	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Proceeds from Inducement warrants issued	-	-	-	-	-
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value	-	(193,949)	247,006	534,520	587,577
Balance June 30, 2023	$-	$307,381	$-	$-	$307,381

Change in warrant fair value January 1, 2023-June 30, 2023
Change in fair value of warrants exercised	(1,915,534)
Fair value of warrants issued as inducement	2,875,580
Other changes in fair value of warrants	587,577
Day 1 Loss - FV Change in Warrant Liability	309,000
Total change in warrant fair value January 1, 2023-June 30, 2023	1,856,623

January 19, 2023 warrants

On January 19, 2023, the Company entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 18,042,857 of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $0.23 to $0.20 per share and issue new unregistered warrants to purchase up to an aggregate of 18,042,857 common shares with an exercise price of $0.20 per share. The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses.

The new warrants are exercisable immediately upon issuance at an exercise price of $0.20 per share and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 2,989,130 of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $0.23 per common share to an exercise price of $0.20 per common share.

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 21,031,987 outstanding $0.20 warrants become immediately a cashless exercise and their underlying shares become immediately tradeable. Subsequent to the quarter ended March 31, 2023, 21,031,987 warrants were exercised cashless in exchange for 21,031,987 common shares of the Company. All of the warrants that became cashless exercise were transferred to equity at March 30, 2023, as they no longer met the definition of a liability.

The fair value of the warrants issued at January 19, 2023 was $2,875,580 and was determined using the stock price at the date of issue, with a 15% discount for lack of marketability. This method was used as the warrants contained an alternative cashless exercise feature.

The fair value of the warrants on March 30, 2023 that was transferred to equity was $3,410,100 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

November 3, 2021 warrants

The warrants allowed for the purchase of 1,892,857 common shares of the Company at an exercise price of US 4.00 per common share and expired 5 years from the issue date of the related promissory note. Under the terms of these warrants, the exercise price of the warrant was adjusted to $2.30 when an offering was closed on January 3, 2022 that issued shares at a price lower than the exercise price. On January 19, 2023 the warrant holders entered into the agreement noted above to exercise the warrants, and receive new warrants in exchange.

At December 31, 2022 the fair value of the warrants was $197,733 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $0.23 dividend yield 0%, term 3.84 years, volatility 110% and risk-free rate 4.08%.

At January 19, 2023 prior to exercise, the fair value of the warrants was $NIL and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.19, strike rate $0.20 dividend yield 0%, term 0.0 years, volatility 130% and risk-free rate 3.62%.

January 11, 2022 warrants

The Company assessed that the 8,519,999 warrants, and 1,480,000 pre-funded warrants issued in the January 2022 equity offering did not meet the “fixed for fixed” test and are therefore recorded as liabilities at fair value through profit and loss, and revalued at the end of each period.

At December 31, 2022 the fair value of the warrants was $501,330 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $2.30, dividend yield 0%, term 4.03 years, volatility 110% and risk-free rate 4.08%.

At June 30, 2023 the fair value of the warrants was $307,381 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.05, strike rate $2.30, dividend yield 0%, term 3.54 years, volatility 170% and risk-free rate 4.35%. This is based on a level 3 output calculated as follows:

●	The expected volatility was based on the historical daily stock price volatility over a look-back period that was consistent with the balance-remaining term corresponding to each Instrument as of the Valuation Date(s). The historical volatility was then adjusted for:

●	The actual implied-to-historical volatility ratio observed for the Company’s publicly-traded warrants. This approach incorporated the differences between the implied volatility and the historical volatility for the publicly-traded warrant. The ratio was used to determine the volatility if the Instruments were publicly traded.

●	A 25% volatility haircut1 given that the Instruments were not publicly traded and were expected to have lower volatilities than the comparable publicly-traded instruments. The 25% volatility haircut is amortised over the balance-remaining term of the Instruments. As of the Valuation Date, the volatility haircut was 18% for the warrants issued on January 11, 2022. This adjustment informed the expected equity volatility for a privately-issued instrument

October 12, 2022 warrants

The Company assessed that the 17,400,000 warrants and 1,590,000 pre-funded warrants issued as part of the October 2022 equity offering did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. On January 19, 2023 the warrant holders entered into the agreement noted above to exercise 16,150,000 of the 17,400,000 warrants, and receive new warrants in exchange. The remaining 1,250,000 warrants that were outstanding at January 19, 2023 were converted to cashless exercise warrants on March 30, 2023 as described above.

The fair value of the warrants as at December 31, 2022 was $1,850,758 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.98%.

The fair value of the 1,250,000 unexercised warrants on January 19, 2023 was $132,957 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.19; exercise price $0.20; term 4.73 years; expected volatility: 115%; dividend yield 0%; risk free rate: 3.49%.

The fair value of the 16,150,000 exercised warrants immediately prior to exercise on January 19, 2023 was $NIL and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.19; exercise price $0.20; term 0 years; expected volatility: 115%; dividend yield 0%; risk free rate: 3.49%.

The fair value of the 2,989,130 (1,739,130 waiver warrants plus 1,250,000 unexercised warrants) outstanding warrants on March 30, 2023 prior to the transfer to equity was $564,946 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

In connection with the October 2022 equity offering, the Company issued 1,739,130 waiver warrants exercisable at $0.23 per share which expire, if unexercised, on October 12, 2027, to entice the holder of the convertible promissory note to waive their right to block the equity offering. The waiver warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss and revalued at the end of each period. On March 30, 2023, the waiver warrants were modified to cashless exercise as described above, and therefore met the “fixed for fixed” test and were reclassified to equity.

The fair value of the waiver warrants as at December 31, 2022 was $184,983 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.10%.

The fair value of the waiver warrants as at March 30, 2023 prior to transfer to equity was $328,696 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.